Share-Based Compensation - Additional Information (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands							1 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	May 31, 2021	Apr. 30, 2021	Apr. 25, 2018	Oct. 08, 2016	Nov. 30, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted											114,000,000
Exercise price of share options granted											¥ 4.90
Share-based compensation expense													¥ 44,789
Issuance of ordinary shares (in shares)								233,217,776	222,222,222
Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of ordinary shares (in shares)								111,217,778
Fair value of ordinary shares													¥ 213,135
2018 Equity Incentive Plan | Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award cumulative annual increase percentage				15.0
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum				3.00%
Number of additional shares authorized for issuance under share-based payment arrangement		63,774,885	94,927,065
Amended 2018 Plan [Member] | Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of ordinary shares (in shares)											13,043,895
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
weighted-average period for recognization of unrecognized compensation expense related to share options	27 months 11 days
Unrecognized compensation expense related to share options	¥ 332,754										¥ 332,754
Share Options | 2016 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted						39,600,000
Exercise price of share options granted						¥ 0.023
Share options vesting period description						The vesting period was from October 2016 to May 2017
Share options exercise period description						the exercise period was from June 2017 to July 2017.
Share Options | Amended 2018 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units granted											114,000,000
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares outstanding	137,243,670										137,243,670	9,040,000	15,733,334	32,030,000
Restricted share units granted											236,768,940
Restricted share units vested											101,574,270	4,002,052	13,928,205
Unrecognized compensation expense	¥ 519,951										¥ 519,951
weighted-average period for recognization of unrecognized compensation expense related to share options											34 months 10 days
Restricted Share Units | Initial Public Offering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units vested							2,000,000
Restricted Share Units | 2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units granted										71,200,000
Exercise price of restricted share units granted										¥ 0.015
Restricted Share Units | 2017 Equity Incentive Plan | Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units vested										39,170,000
Restricted Share Units | 2017 Equity Incentive Plan | Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vesting period description											two or four service years
Restricted share units vested										30,030,000
Restricted Share Units | 2017 Equity Incentive Plan | Tranche Three | Initial Public Offering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units vested										2,000,000
Restricted Share Units | Amended 2018 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units granted											236,768,940
Restricted Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted shares outstanding													0	17,594,000
Restricted share units granted					19,594,000
Restricted share units vested							16,000,000						16,000,000
Restricted Ordinary Shares | 2018 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units vested											95,816,325
Restricted Ordinary Shares | Amended 2018 Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units granted											236,768,940